SCHEDULE OF BASIC NET LOSS PER COMMON SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Net loss attributable to First Choice Healthcare Solutions, Inc.	$ (7,056,538)	$ (3,941,488)
Weighted-average common shares, basic	32,958,288	32,958,288
Weighted-average common shares, dilutive	32,958,288	32,958,288
Dilutive loss per common share	$ (0.21)	$ (0.12)
Basic loss per common share	$ (0.21)	$ (0.12)